Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Derivative financial instruments
Summary of adjustment to fair value by maturity [Table Text Block]

	Notional	Amortized cost	Fair value	Up to 3 months		3 months to 1 year	1 year to 3 years	Above 3 years	09/30/2023	12/31/2022
Assets
Forward derivatives	16,833	9,389	9,389	7,499		1,890	—	—	9,389	—
Total assets	16,833	9,389	9,389	7,499		1,890	—	—	9,389	—

Liabilities
Swap derivatives	52,000	(17,395)	(17,395)	(3,969)		(5,248)	(8,177)	—	(17,394)	(37,502)
Forward derivatives	16,703	(3,664)	(3,664)	(3,497)		(168)	—	—	(3,665)	(266)
Future derivatives	5,349,550	—	—	—		—	—	—	—	—
Total liabilities	5,418,253	(21,059)	(21,059)	(7,466)	—	(5,416)	(8,177)	—	(21,059)	(37,768)

Net effect	5,435,086	(11,670)	(11,670)	33		(3,526)	(8,177)	—	(11,670)	(37,768)

Summary of Forward, future and swap contracts [Table Text Block]
Below is the notional value of all derivatives by maturity:

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	09/30/2023	12/31/2022
Long position	15,651	5,887	—	—	21,538	10,314
Forward derivatives	15,651	5,887	—	—	21,538	—
Future derivatives	—	—	—	—	—	10,314

Short position	699,646	972,771	1,754,628	1,986,503	5,413,548	681,478
Swap derivatives	11,500	16,000	24,500	—	52,000	78,000
Forward derivatives	9,895	2,103	—	—	11,998	—
Future derivatives	678,251	954,668	1,730,128	1,986,503	5,349,550	603,478
Total	715,297	978,658	1,754,628	1,986,503	5,435,086	691,792

Summary of Hedge accounting [Table Text Block]	The hedged contracts from the real estate portfolio are measured at fair value in relation to the specific risk of being hedged.

	09/30/2023	12/31/2022
Hedge instruments	3,832,167	133,789
Future DI (a)	2,924,261	—
IPCA (c)	594,634	—
Future dollar (b)	225,342	—
Swap (c)	87,930	133,789

Hedge object	3,879,275	132,981
Loans (a)	2,917,451	—
Investment abroad (b)	279,700	—
Real estate loans (c)	682,124	132,981
(a) Refers to loan portfolios, including advance FGTS withdrawals and public payroll loans;
(b) Used to protect investments in subsidiaries abroad;
(c) Refers to the real estate loan portfolio .